Real Estate Business Park Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Dock 79
Intangible asset amortization (in thousands)
In-place
Leases
Initial Values	$4,727
Annual Amortization:
2017	$2,501
2018	2,201
2019	25